ALLOWANCE FOR DOUBTFUL ACCOUNTS - (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance, beginning of period	$ 2,537	$ 567
Provision for doubtful accounts	1,304	1,970
Uncollectible receivables written off, net of recoveries	(1,473)	0
Balance, end of period	$ 2,368	$ 2,537